Shareholder Report, Holdings (Details)	Jul. 31, 2024
Class A | Investment-Grade Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.60%
Class A | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Class A | Short-Term Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class A | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A | Non-Agency Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class A | U.S. Treasury/Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class A | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class A | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class C | Investment-Grade Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.60%
Class C | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Class C | Short-Term Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class C | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class C | Non-Agency Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class C | U.S. Treasury/Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class C | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class C | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class N | Investment-Grade Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.60%
Class N | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Class N | Short-Term Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class N | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class N | Non-Agency Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class N | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class N | U.S. Treasury/Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class N | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class N | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class R | Investment-Grade Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.60%
Class R | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Class R | Short-Term Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class R | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class R | Non-Agency Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class R | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class R | U.S. Treasury/Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class R | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class R | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class R6 | Investment-Grade Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.60%
Class R6 | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Class R6 | Short-Term Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class R6 | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class R6 | Non-Agency Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class R6 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class R6 | U.S. Treasury/Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class R6 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class R6 | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class Y | Investment-Grade Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.60%
Class Y | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Class Y | Short-Term Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class Y | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class Y | Non-Agency Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class Y | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class Y | U.S. Treasury/Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class Y | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class Y | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%